Significant Accounting Policies - Additional Information (Detail) ¥ in Millions			11 Months Ended	12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 01, 2019	Dec. 31, 2019 CNY (¥) Segments	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2018 CNY (¥)
Disclosure of significant accounting policies [line items]
Estimated useful lives of software				3 to 5 years
Reduced the opening reserves upon application of IFRS 9							¥ 716
Increased the opening reserves upon application of IFRS 15							¥ 3,691
Number of operating segments | Segments				1
Basic telecommunications services (including voice communication, lease or sale of network resources) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	9.00%	11.00%	10.00%
Value-added telecommunications services (including Internet access services, short and multimedia messaging services, transmission and application service of electronic data and information) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	6.00%
Sales of telecommunications terminals and equipment [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	13.00%	17.00%	16.00%
Personnel expenses [Member]
Disclosure of significant accounting policies [line items]
Research and development expense				¥ 1,950	¥ 1,327	¥ 1,134
Depreciation [Member]
Disclosure of significant accounting policies [line items]
Research and development expense				141	110	108
Other [Member]
Disclosure of significant accounting policies [line items]
Research and development expense				¥ 2,105	¥ 1,341	¥ 1,088
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Input value added tax rate	3.00%	3.00%	3.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Input value added tax rate	13.00%	17.00%	16.00%